INV INST | BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO
Fund Overview Key Facts About BlackRock Small Cap Growth Equity Portfolio
Investment Objective
The investment objective of BlackRock Small Cap Growth Equity Portfolio ("Small Cap Growth Equity" or the "Fund"), a series of BlackRock FundsSM (the "Trust"), is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Growth Equity. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock"). More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 27 of the Fund's prospectus and in the "Purchase of Shares" section on page II-58 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - INV INST BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none		none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.50%	[2]	1.00%	[3]	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details About the Share Classes — Investor B Shares" in the Fund's prospectus for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INV INST BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO		Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares
Management Fee		0.53%	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.40%	0.43%	0.55%	0.27%
Total Annual Fund Operating Expenses		1.18%	1.96%	2.08%	0.80%
Fee Waivers and/or Expenses Reimbursements	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	1.18%	1.96%	2.08%	0.80%
[1]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 42-47, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.50% (for Investor A Shares), 2.28% (for Investor B and Investor C Shares) and 1.02% (for Institutional Shares) until February 1, 2013. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - INV INST BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	639	880	1,140	1,882
Investor B Shares	649	965	1,257	2,083
Investor C Shares	311	652	1,119	2,410
Institutional Shares	82	255	444	990

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - INV INST BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Investor B Shares	199	615	1,057	2,083
Investor C Shares	211	652	1,119	2,410

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 141% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Small Cap Growth Equity normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization companies which Fund management believes offer superior prospects for growth. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. The Fund management team focuses on U. S. small capitalization emerging growth companies. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund's investment, as those with market capitalizations comparable in size to the companies in the Russell 2000® Growth Index (between approximately $76.4 million and $3.1 billion as of June 30, 2011, the most recent rebalance date). In the future, the Fund may define small-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through "new issues" or initial public offerings ("IPOs").

Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in Small Cap Growth Equity, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.
■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.
■	Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	"New Issues" Risk — "New Issues" are initial public offerings of U.S. equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.
■	Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information
The information shows you how Small Cap Growth Equity's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the Russell 2000® Growth Index. As with all such Investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's results can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Investor A Shares ANNUAL TOTAL RETURNS BlackRock Small Cap Growth Equity Portfolio As of 12/31
[1]	A portion of the Fund's total return was attributable to proceeds received in the fiscal year ended September 30, 2009 in settlement of litigation.

During the ten-year period shown in the bar chart, the highest return for a quarter was 26.00% (quarter ended June 30, 2009) and the lowest return for a quarter was –28.84% (quarter ended December 31, 2008).

As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns - INV INST BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO	1 Year	5 Years		10 Years
Investor A Shares	(5.43%)	1.39%	[1]	5.20%	[1]
Investor A Shares Return After Taxes on Distributions	(5.82%)	1.31%	[1]	5.16%	[1]
Investor A Shares Return After Taxes on Distributions and Sale of Shares	(3.01%)	1.19%	[1]	4.55%	[1]
Investor B Shares	(5.26%)	1.25%	[1]	5.06%	[1]
Investor C Shares	(1.95%)	1.56%	[1]	4.88%	[1]
Institutional Shares	0.21%	2.89%	[1]	6.16%	[1]
Russell 2000 Growth Index (Reflects no deduction for fees, expenses or taxes)	(2.91%)	2.09%	[1]	4.48%	[1]
[1]	A portion of the Fund's total return was attributable to proceeds received in the fiscal year ended September 30, 2009 in settlement of litigation.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.